Consolidated Balance Sheets	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 96,654,067	$ 14,920,817	¥ 64,558,916
Term deposit	10,000,000	1,543,734
Trade receivables, net of allowance for doubtful accounts of ¥4,502,766 and ¥9,497,995 ($1,466,238), respectively	54,665,671	8,438,925	40,889,759
Refundable value added tax	2,179,123	336,399	6,765,916
Advances to employees	697,006	107,599	1,117,272
Other receivables	3,115,018	480,876	2,474,076
Prepaid expenses	1,275,727	196,938	1,554,052
Inventory and work in process	15,370,905	2,372,859	14,560,195
Deferred tax assets, current portion	6,862,407	1,059,373	7,046,782
Total current assets	190,819,924	29,457,520	138,966,968
Non-current assets
Long-term investments, net of impairment of ¥240,000 and ¥240,000 ($37,050), respectively	0	0	0
Property and equipment, net of accumulated depreciation of ¥9,515,986 and ¥8,197,906 ($1,265,538), respectively	3,473,877	536,275	3,279,483
Intangible assets, net of accumulated amortization of ¥80,190,029 and ¥88,606,442 ($13,678,478), respectively	36,247,511	5,595,651	40,294,260
Goodwill	80,625,667	12,446,458	80,625,667
Deferred tax assets	998,139	154,086	919,637
Total non-current assets	121,345,194	18,732,470	125,119,047
Total assets	312,165,118	48,189,990	264,086,015
Current liabilities
Short-term loans	7,307,997	1,128,160	10,692,003
Trade payables	16,733,672	2,583,234	12,509,613
Other payables	37,778,286	5,831,962	17,978,021
Accrued expenses	24,860,304	3,837,770	24,685,555
Taxes payable	18,008,279	2,779,999	16,128,358
Deferred revenue	40,784,536	6,296,047	51,661,078
Total current liabilities	145,473,074	22,457,172	133,654,628
Total liabilities	¥ 145,473,074	$ 22,457,172	¥ 133,654,628
Commitments and contingencies
Shareholders’ Equity
Ordinary shares, $0.0756 U.S. dollars par value; 6,613,756 shares authorized; 3,989,626 shares and 5,218,615 shares issued and outstanding, respectively	¥ 2,934,894	$ 453,070	¥ 2,357,978
Additional paid-in capital	262,553,349	40,531,253	234,405,541
Statutory reserves	9,114,319	1,407,008	8,574,634
Accumulated deficits	(107,910,518)	(16,658,513)	(114,906,766)
Total shareholders’ equity	166,692,044	25,732,818	130,431,387
Total liabilities and shareholders’ equity	¥ 312,165,118	$ 48,189,990	¥ 264,086,015